Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares outstanding (in shares)	2,040,025	2,039,557	2,038,185
Common Stock, Shares, Issued (in shares)	2,040,025	2,039,557	2,038,185